OPERATING SEGMENTS (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summarized financial information for the company's segments
Revenues	$ 886,897,000	$ 939,381,000	$ 902,784,000	$ 837,080,000	$ 790,782,000	$ 803,101,000	$ 712,102,000	$ 791,770,000	$ 3,566,142,000		$ 3,097,755,000		$ 3,068,026,000
Segment Operating Income (Loss)									421,694,000		332,815,000		433,813,000
Realized investment (losses) gains - investments									181,907,000		130,359,000		112,784,000
Realized investment (losses) gains - derivatives									(133,370,000)		(127,957,000)		(164,412,000)
Income tax expense	(36,603,000)	(39,429,000)	(46,920,000)	(31,887,000)	(39,162,000)	(28,564,000)	(14,248,000)	(27,929,000)	(154,839,000)		(109,903,000)		(133,048,000)
Net income available to PLC's common shareowners	86,034,000	82,857,000	87,623,000	58,878,000	81,383,000	55,762,000	25,032,000	63,137,000	315,392,000	[1]	225,314,000	[1]	249,137,000	[1]
Realized gain (losses) on investments
Realized investment (losses) gains - investments, gross									187,473,000		112,856,000		120,149,000
Less: related amortization of DAC/VOBA									5,566,000		(17,503,000)		7,365,000
Realized investment (losses) gains - investments									181,907,000		130,359,000		112,784,000
Realized gain (losses) on derivatives
Realized investment gains (losses) - derivatives, gross									(155,251,000)		(138,249,000)		(177,953,000)
Less: settlements on certain interest rate swaps											168,000		3,401,000
Less: derivative activity related to certain annuities									(21,881,000)		(10,460,000)		(16,942,000)
Realized investment gains (losses) - derivatives									(133,370,000)		(127,957,000)		(164,412,000)
Net investment income	464,719,000	462,926,000	448,785,000	444,213,000	419,631,000	429,548,000	422,500,000	411,997,000	1,820,643,000		1,683,676,000		1,665,036,000
Amortization of deferred policy acquisition costs and value of business acquired									264,993,000		164,963,000		277,882,000
Other-than-temporary impairments									47,442,000		41,510,000		180,045,000
Operating Segment Assets
Investments and other assets	48,783,669,000				43,596,285,000				48,783,669,000		43,596,285,000
Deferred policy acquisition costs and value of business acquired	3,248,041,000				3,092,580,000				3,248,041,000		3,092,580,000		2,935,314,000
Goodwill	111,659,000				114,758,000				111,659,000		114,758,000		117,856,000
Total assets	52,143,369,000				46,803,623,000				52,143,369,000		46,803,623,000
Lender's Indemnity line of business
Summarized financial information for the company's segments
Decrease in reserves related to final settlement in runoff line of business								7,800,000
Life Marketing
Summarized financial information for the company's segments
Revenues									1,301,301,000		1,219,392,000		1,096,396,000
Segment Operating Income (Loss)									96,123,000		123,864,000		107,808,000
Realized gain (losses) on derivatives
Net investment income									446,175,000		388,061,000		362,108,000
Amortization of deferred policy acquisition costs and value of business acquired									87,461,000		47,809,000		101,165,000
Operating Segment Assets
Investments and other assets	10,885,833,000				10,043,321,000				10,885,833,000		10,043,321,000
Deferred policy acquisition costs and value of business acquired	1,912,916,000				1,826,001,000				1,912,916,000		1,826,001,000		1,651,241,000
Goodwill	10,192,000				10,192,000				10,192,000		10,192,000		10,192,000
Total assets	12,808,941,000				11,879,514,000				12,808,941,000		11,879,514,000
Acquisitions
Summarized financial information for the company's segments
Revenues									982,821,000		761,344,000		777,181,000
Segment Operating Income (Loss)									157,393,000		111,143,000		133,760,000
Realized gain (losses) on derivatives
Net investment income									529,261,000		458,703,000		479,743,000
Amortization of deferred policy acquisition costs and value of business acquired									75,041,000		64,410,000		59,025,000
Operating Segment Assets
Investments and other assets	11,471,856,000				10,270,540,000				11,471,856,000		10,270,540,000
Deferred policy acquisition costs and value of business acquired	824,277,000				810,681,000				824,277,000		810,681,000		839,829,000
Goodwill	38,713,000				41,812,000				38,713,000		41,812,000		44,910,000
Total assets	12,334,846,000				11,123,033,000				12,334,846,000		11,123,033,000
Annuities
Summarized financial information for the company's segments
Revenues									634,347,000		502,236,000		508,856,000
Segment Operating Income (Loss)									80,224,000		52,163,000		22,054,000
Realized gain (losses) on derivatives
Net investment income									507,230,000		482,264,000		440,097,000
Amortization of deferred policy acquisition costs and value of business acquired									57,201,000		76,000		62,749,000
Operating Segment Assets
Investments and other assets	14,945,002,000				12,669,843,000				14,945,002,000		12,669,843,000
Deferred policy acquisition costs and value of business acquired	435,462,000				368,279,000				435,462,000		368,279,000		336,935,000
Total assets	15,380,464,000				13,038,122,000				15,380,464,000		13,038,122,000
Stable Value Products
Summarized financial information for the company's segments
Revenues									170,115,000		167,883,000		220,858,000
Segment Operating Income (Loss)									56,780,000		39,207,000		61,963,000
Realized gain (losses) on derivatives
Net investment income									145,150,000		171,327,000		221,688,000
Amortization of deferred policy acquisition costs and value of business acquired									4,556,000		5,430,000		3,471,000
Operating Segment Assets
Investments and other assets	2,767,163,000				3,069,330,000				2,767,163,000		3,069,330,000
Deferred policy acquisition costs and value of business acquired	2,347,000				6,903,000				2,347,000		6,903,000		12,112,000
Total assets	2,769,510,000				3,076,233,000				2,769,510,000		3,076,233,000
Asset Protection
Summarized financial information for the company's segments
Revenues									277,271,000		267,126,000		277,003,000
Segment Operating Income (Loss)									25,407,000		31,491,000		26,248,000
Realized gain (losses) on derivatives
Net investment income									26,501,000		28,820,000		33,157,000
Amortization of deferred policy acquisition costs and value of business acquired									38,080,000		45,544,000		49,572,000
Operating Segment Assets
Investments and other assets	727,417,000				696,232,000				727,417,000		696,232,000
Deferred policy acquisition costs and value of business acquired	71,427,000				77,219,000				71,427,000		77,219,000		89,247,000
Goodwill	62,671,000				62,671,000				62,671,000		62,671,000		62,671,000
Total assets	861,515,000				836,122,000				861,515,000		836,122,000
Corporate and Other
Summarized financial information for the company's segments
Pre-tax earnings relating to settlement of a dispute				8,500,000
Revenues									200,287,000		179,774,000		187,732,000
Segment Operating Income (Loss)									5,767,000		(25,053,000)		81,980,000
Realized gain (losses) on derivatives
Net investment income									166,326,000		154,501,000		128,243,000
Amortization of deferred policy acquisition costs and value of business acquired									2,654,000		1,694,000		1,900,000
Operating Segment Assets
Investments and other assets	7,964,907,000				6,823,333,000				7,964,907,000		6,823,333,000
Deferred policy acquisition costs and value of business acquired	1,612,000				3,497,000				1,612,000		3,497,000		5,950,000
Goodwill	83,000				83,000				83,000		83,000		83,000
Total assets	7,966,602,000				6,826,913,000				7,966,602,000		6,826,913,000
Adjustments
Operating Segment Assets
Investments and other assets	21,491,000				23,686,000				21,491,000		23,686,000
Total assets	$ 21,491,000				$ 23,686,000				$ 21,491,000		$ 23,686,000

[1]	Protective Life Corporation ("PLC")